Annual Fund Operating Expenses - Atlas U.S. Tactical Income Fund	Jan. 28, 2026
Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	4.07%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	5.95%	[2]
Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%	[1],[2]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	4.07%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	6.70%	[2]
Class A [Member] | Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.57%
Class C [Member] | Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	2.32%

[1]	Investment advisory fees (the “Management Fee”) are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets up to $100 million, 0.60% of the Fund’s average daily gross assets for the next $200 million, and 0.55% of the Fund’s average daily gross assets for amounts in excess of $300 million during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to Atlas Asset Management, LLC, the investment adviser of the Fund (the “Adviser”).
[2]	The Adviser has voluntarily waived a portion of the Gross Management Fee for the Fund to reduce expenses. The Fund’s Total Annual Fund Operating Expenses after the Adviser’s voluntary fee waiver, excluding interest expense, is shown below: